Derivatives (Details 1) € in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)		Dec. 31, 2016 USD ($)		Sep. 30, 2017 EUR (€)	Dec. 31, 2015 USD ($)
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative, Term of Contract	1 year		1 year
Cash Flow Hedge Losses to be Reclassified within Twelve Months	$ 2,004		$ 71
Foreign currency option contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional Amount	8,870		8,522			$ 11,271
Fair Value Asset Derivatives	67	[1]	184	[1]		387
Fair Value Liability Derivatives	0	[1]	0	[1]		0
Foreign currency option contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional Amount			0		€ 180,000
Fair Value Asset Derivatives	0		0
Fair Value Liability Derivatives	0		0
Foreign currency forward contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional Amount	3,033		2,127			2,486
Fair Value Asset Derivatives	8,346	[1]	0	[1]		113
Fair Value Liability Derivatives	31,921	[1]	13	[1]		0
Foreign currency forward contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional Amount	67,672		42,866			45,851
Fair Value Asset Derivatives	539	[1]	12	[1]		171
Fair Value Liability Derivatives	$ 2,010	[1]	$ 162	[1]		$ 7

[1]	Contracts that mature within the next 12 months are included in Other Current Assets and Other Current Liabilities for asset derivatives and liability derivatives, respectively, on our Condensed Consolidated Balance Sheets. Contracts with maturities greater than 12 months are included in Other Assets and Other Liabilities for asset derivatives and liability derivatives, respectively, on our Condensed Consolidated Balance Sheets. Amounts included in our Condensed Consolidated Balance Sheets are recorded net where a right of offset exists with the same derivative counterparty.